Other non-current financial assets (Details) $ in Thousands			12 Months Ended
	Sep. 28, 2021 EUR (€) shares	Sep. 28, 2021 USD ($) shares	Dec. 31, 2021 EUR (€)	Jul. 09, 2021 EUR (€)	Jul. 09, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Gain from re-measurement			€ 352,101
Foreign currency effects on fair value			1,124,000
Promissory Note
Disclosure of detailed information about financial instruments [line items]
Financial instrument value				€ 738,000	$ 900
Value of promissory notes converted into shares			1,090,000
Gain from re-measurement	€ 352,000	$ 373
Rental deposit
Disclosure of detailed information about financial instruments [line items]
Financial instrument value			€ 24,000
Series B1 Units [Member] | Promissory Note
Disclosure of detailed information about financial instruments [line items]
Promissory notes converted into shares | shares	20,870	20,870